Notes to the Balance Sheet - Summary of Prepaid Assets and Other Assets - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Impairment on combination compounds	€ 3.5	€ 0.5
Non-current restricted cash	3.8	1.2
Restricted Cash as Collateral for Credit Cards	€ 0.2	€ 0.2